CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	14,485,000	14,485,000
Common stock, shares outstanding	12,498,900	12,498,900
Treasury stock, shares	1,986,100	1,986,100